TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables due within one year
Trade and other payables	$ 891	$ 941
Derivatives - forward foreign exchange, currency and interest swaps	59	23
Acquisition consideration	72	82
Total trade and other current payables	1,022	1,046
Other payables due after one year
Acquisition consideration	93	99
Other payables	1	3
Total other payables due after one year	94	102
Contingent consideration	128	141
In one year
Other payables due after one year
Acquisition consideration		61
In two years
Other payables due after one year
Acquisition consideration	33	20
In three years
Other payables due after one year
Acquisition consideration	32	7
In four years
Other payables due after one year
Acquisition consideration	15	3
In five years
Other payables due after one year
Acquisition consideration	8	$ 8
After five years
Other payables due after one year
Acquisition consideration	$ 5